Related Party Transactions - Summary of Related Parties and Relationships (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Vedanta Resources Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of share holdings in company	69.68%	55.10%